General and Administrative Expenses and Project Evaluations Costs (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of General and Administrative Expense

	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	($)	($)	($)
Corporate administrative costs	2,183	3,406	3,036
Employee costs	4,160	3,215	2,824
Professional fees	985	1,556	1,665
	7,328	8,177	7,525
Depreciation	78	79	70
	7,406	8,256	7,595

Summary of Reclassification Previously Reported Consolidated Statement of Loss	The following tables summarize the effect of the reclassification on the Company's previously reported consolidated statement of loss:

	As previously reported	Reclassification	As reported
For the year ended December 31, 2024	($)	($)	($)
General and administrative costs	10,594	(2,338)	8,256
Share-based compensation	—	2,338	2,338

	As previously reported	Reclassification	As reported
For the year ended December 31, 2023	($)	($)	($)
General and administrative costs	10,401	(2,806)	7,595
Share-based compensation	—	2,806	2,806